TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) $ in Thousands				1 Months Ended			12 Months Ended
		Aug. 06, 2013 USD ($)	Aug. 06, 2013 ILS (₪)	Jul. 31, 2015	Sep. 30, 2014 USD ($)	Sep. 30, 2014 ILS (₪)	Dec. 31, 2015 USD ($) m²	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 m² properties	Dec. 31, 2015 ILS (₪) m²	Sep. 01, 2014 m²	Jan. 01, 2014 m²
Related Party Transaction [Line Items]
Area of property | m²														30,744
Consideration for annual fee payment for the year 2013	[1]						$ 3,808
Amount of agreement							$ 3,808
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership							32.40%	32.40%
Notice period to cancel automatic renewal of agreement				6 months
Sale Lease back Transaction Additional Renewal Termo of Lease				1 year
Interest rate												6.19%	6.19%
Proceeds from sale-leaseback transaction												$ 10,900	₪ 43,700,000
Lease term												10 years	10 years
Annual rent												$ 1,100	₪ 4,100,000
Liability arising from partial sale-leaseback							$ 9,647
Deferred tax asset							905		$ 1,001
Deferred tax liability							1,065		1,050
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount							$ 1,092		1,192		$ 1,149
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Contract term							10 years	10 years
Additional contract term							3 years	3 years
Expenses with related party							$ 3,425		3,939		3,857
Agreement amount							$ 64	₪ 250,000
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Contract term							8 years	8 years
Expenses with related party							$ 1,806		2,118		2,112
Notice period to cancel agreement upon a material breach							30 days	30 days
Notice period to cancel agreement upon liquidation of the other party							45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term							20 years	20 years						3 years
Notice period to cancel agreement upon liquidation of the other party							90 days	90 days
Number of facilities | properties														1
Area of property | m²							100,000								100,000	9,000	400
Fee for land use agreement		$ 18	₪ 70,000		$ 3	₪ 10,000	$ 30	₪ 116,643	20	₪ 77,956
Payments for land use right							3,564		$ 3,847		$ 3,702
Consideration for annual fee payment for the year 2013							3,500								₪ 12,900,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees							24	82,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario Two [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees							12	43,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount							$ 18	₪ 62,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate							5.30%	5.30%
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Amount of agreement							$ 800								3,300,000
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Amount of agreement							$ 51								₪ 200,000

[1]	Consists of purchase obligations to certain suppliers.